LEASES - Additionl information (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 316,954	¥ 2,070,548	¥ 2,549,914
Operating Lease, liabilities	$ 315,802	¥ 2,063,022	¥ 2,539,064
ASU 2016-02 | Restatement
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets				$ 188,126	¥ 1,228,963
Operating Lease, liabilities				$ 188,126	¥ 1,228,963
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years